Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	CAPSTONE SERIES FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000079179
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2015
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRDFX
Steward Small-Mid Cap Enhanced Index Fund (Prospectus Summary) | Steward Small-Mid Cap Enhanced Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCECX